Condensed Consolidated Statements of Cash Flows (Quarterly Periods Unaudited) (LendingClub Corp) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net change in operating assets and liabilities:
Net cash used for operating activities	$ (1,847,645)		$ (2,095,725)		$ (2,777,621)	$ (3,959,568)
Cash Flows from Investing Activities:
Proceeds from sales of whole loans	(1,140,000)		(2,695,000)		(3,120,000)	(5,381,851)
Purchases of property, equipment and software, net						(19,117)
Net cash provided by (used for) investing activities	3,700,733		(1,126,332)		(1,115,567)	(4,057,025)
Cash Flows from Financing Activities:
Net cash (used for) provided by financing activities	(325,212)		3,661,050		3,730,070	8,068,440
Net Decrease in Cash and Cash Equivalents	1,527,876		438,993		(163,118)	51,847
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	322,441		485,559		485,559	433,712
CASH AND CASH EQUIVALENTS, END OF YEAR	1,850,317		924,552		322,441	485,559	$ 433,712
LendingClub Corp [Member]
Cash Flows from Operating Activities:
Consolidated net loss	(61,947,000)		(113,700,000)		(145,969,000)	(4,995,000)	(32,894,000)
Adjustments to reconcile consolidated net loss to net cash used for operating activities:
Net fair value adjustments of loans, loans held for sale, notes and certificates	11,363,000		1,684,000		2,949,000	(14,000)	122,000
Change in fair value of loan servicing liabilities	(1,947,000)		(3,028,000)		(4,498,000)	(5,194,000)	3,037,000
Change in fair value of loan servicing assets	16,083,000		7,092,000		5,403,000	3,803,000	(1,647,000)
Stock-based compensation, net	54,692,000		46,434,000		69,244,000	51,222,000	37,150,000
Excess tax benefit from share-based awards	0		62,000		176,000	(738,000)
Goodwill impairment charge		[1]	37,050,000	[1]	37,050,000
Depreciation and amortization	32,405,000		21,374,000		29,882,000	21,578,000	10,258,000
(Gain) Loss on sales of loans	(25,306,000)		(10,531,000)		(13,175,000)	(4,885,000)	3,569,000
Other, net	2,093,000		758,000		537,000	(129,000)	198,000
Loss on disposal of property, equipment and software					1,254,000	790,000	553,000
Purchase of loans held for sale	(4,240,099,000)		(3,653,191,000)		(4,742,538,000)	(3,358,611,000)	(1,733,614,000)
Principal payments received on loans held for sale	24,860,000		2,860,000		4,380,000
Proceeds from sales of whole loans	3,955,878,000		3,635,330,000		4,731,831,000	3,358,611,000	1,730,045,000
Purchase of loans held for sale by consolidated VIE	(491,414,000)
Proceeds from sale of securities by consolidated VIE, net of underwriting fees and costs	569,443,000
Net change in operating assets and liabilities:
Accrued interest receivable	4,174,000		(2,720,000)		(2,218,000)	(13,819,000)	(8,287,000)
Other assets	(13,860,000)		(1,570,000)		(10,140,000)	(15,857,000)	13,270,000
Due from related parties	197,000		120,000		179,000	(188,000)	(112,000)
Accounts payable	(3,810,000)		1,888,000		5,582,000	(598,000)	2,357,000
Accrued interest payable	(5,596,000)		3,835,000		3,330,000	13,280,000	9,223,000
Accrued expenses and other liabilities	11,963,000		18,507,000		27,286,000	30,485,000	16,692,000
Net cash used for operating activities	(160,828,000)		(7,746,000)		545,000	74,741,000	49,920,000
Cash Flows from Investing Activities:
Purchases of loans	(1,407,664,000)		(2,086,228,000)		(2,732,669,000)	(3,865,565,000)	(2,156,382,000)
Principal payments received on loans	1,863,338,000		1,783,763,000		2,393,354,000	1,804,719,000	1,054,357,000
Proceeds from recoveries and sales of charged-off loans	34,808,000		27,451,000		37,277,000	26,256,000	7,960,000
Proceeds from sales of whole loans	2,118,000		22,274,000		26,825,000
Purchases of securities available for sale	(90,174,000)		(40,123,000)		(75,983,000)	(419,173,000)
Proceeds from maturities of securities available for sale	191,504,000		59,735,000		87,158,000	120,420,000
Payments for business acquisition, net of cash acquired							(109,464,000)
Proceeds from paydowns of asset-backed securities related to Company- sponsored securitization transactions	2,268,000
Investment in Cirrix Capital			(10,000,000)		(10,000,000)
Net change in restricted cash	(5,034,000)		(58,722,000)		(97,077,000)	(33,970,000)	(32,974,000)
Purchases of property, equipment and software, net	(31,751,000)		(39,044,000)		(51,842,000)	(39,387,000)	(20,572,000)
Net cash provided by (used for) investing activities	559,413,000		(340,894,000)		(422,957,000)	(2,406,700,000)	(1,257,075,000)
Cash Flows from Financing Activities:
Change in payable to investors	(31,991,000)		8,214,000		52,722,000	34,421,000	34,308,000
Proceeds from issuances of notes and certificates	1,389,999,000		2,041,746,000		2,681,109,000	3,861,995,000	2,156,019,000
Proceeds from secured borrowings			22,274,000		22,274,000
Repayments of secured borrowings			(22,274,000)		(22,274,000)
Principal payments and retirements of notes and certificates	(1,863,041,000)		(1,770,779,000)		(2,381,372,000)	(1,800,859,000)	(1,049,982,000)
Payments on notes and certificates from recoveries/sales of related charged-off loans	(34,550,000)		(26,871,000)		(36,785,000)	(26,143,000)	(7,929,000)
Proceeds from term loan, net of debt discount							49,813,000
Payment for debt issuance costs						(1,296,000)	(1,218,000)
Principal payment on term loan							(50,000,000)
Repurchase of common stock			(19,485,000)		(19,485,000)
Proceeds from initial public offering, net of offering costs							827,680,000
Proceeds from issuance of Series F convertible preferred stock, net of issuance costs							64,803,000
Proceeds from exercise of warrants to acquire common stock					17,000	3,000	512,000
Proceeds from stock option exercises and other	14,265,000		10,580,000		13,209,000	11,670,000	3,564,000
Proceeds from issuance of common stock for ESPP	2,856,000		2,516,000		5,244,000	5,091,000
Excess tax benefit from share-based awards			(62,000)		(176,000)	738,000
Purchase of noncontrolling interests in consolidated VIE	(6,307,000)
Return of capital to noncontrolling interests in consolidated VIE	(999,000)
Dividends paid to noncontrolling interests in consolidated VIE	(38,000)
Other financing activities			17,000			90,000
Net cash (used for) provided by financing activities	(529,806,000)		245,876,000		314,483,000	2,085,710,000	2,027,636,000
Net Decrease in Cash and Cash Equivalents	(131,221,000)		(102,764,000)		(107,929,000)	(246,249,000)	820,481,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	515,602,000		623,531,000		623,531,000	869,780,000	49,299,000
CASH AND CASH EQUIVALENTS, END OF YEAR	384,381,000		520,767,000		515,602,000	623,531,000	869,780,000
Supplemental Cash Flow Information:
Cash paid for interest	454,026,000		519,690,000		684,775,000	536,448,000	345,919,000
Non-cash investing and financing activity:
Accruals for property, equipment and software	1,360,000		2,610,000		1,089,000	2,975,000	832,000
Transfer of whole loans to redeem certificates					3,862,000
Issuance of Series F convertible preferred stock							2,762,000
Conversion of preferred stock to common stock							180,051,000
Accrual of prepaid offering costs							2,688,000
Beneficial interests retained by consolidated VIE	36,065,000
Noncontrolling interests’ contribution of beneficial interests in consolidated VIE	$ 7,722,000
LendingClub Corp [Member] | Series A & B Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Series F convertible preferred stock, net of issuance costs							$ 66,000

[1]	Prior period amounts have been reclassified to conform to the current period presentation. See “Notes to Condensed Consolidated Financial Statements – Note 1. Basis of Presentation” for additional information.